DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Taxes Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Health and safety tax	$ 281,540	$ 360,972
Withholdings and perceptions made to third parties	6,046,066	2,495,166
Turnover Tax	2,034,696	1,353,434
Tax on exports	1,941,642	759,762
Others	469,645	557,755
Total	10,773,589	5,527,089
Non-current [Abstract]
Health and safety tax	0	0
Withholdings and perceptions made to third parties	0	0
Turnover Tax	0	0
Tax on exports	0	0
Others	0	204,959
Total	$ 0	$ 204,959